Financial assets, liabilities and financial results (telecom activities) (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities /
	statements					mobile financial
						services

Non-current financial assets related to Mobile Financial Services activities	539	—		539	12.1.1	—
Non-current financial assets	1,002	1,030	10.5	—		(27)	(1)
Non-current derivatives assets	1,155	1,050	10.3	105		—
Current financial assets related to Mobile Financial Services activities	3,262	—		3,271	12.1.1	(9)
Current financial assets	3,342	3,343	10.5	—		(1)
Current derivatives assets	113	113	10.3	—		—
Cash and cash equivalents	6,022	5,890	10.3	133		—

Non-current financial liabilities related to Mobile Financial Services activities	69	—		96	12.1.2	(27)	(1)
Non-current financial liabilities	31,786	31,786	10.3	—		—
Non-current derivatives liabilities	341	305	10.3	35		—
Current financial liabilities related to Mobile Financial Services activities	3,447	—		3,447	12.1.2	(1)
Current financial liabilities	5,651	5,660	10.3	—		(9)
Current derivatives liabilities	51	51	10.3	—		—
(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets

	June 30, 2023			December 31, 2022
(in millions of euros)	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	448	—	448	419
Investments securities	448	—	448	419
Financial assets at fair value through profit or loss	221	3,306	3,528	4,745
Investments at fair value (1)	—	3,306	3,306	4,500
Investments securities	193	—	193	206
Cash collateral paid	28	—	28	38
Other	—	—	—	2
Financial assets at amortized cost	360	37	397	381
Receivables related to investments (2)	80	26	106	106
Other	280	11	291	275
Total financial assets	1,030	3,343	4,372	5,545

(1)	NEU Commercial papers and bond securities only.
(2)	Including loan granted by Orange SA to Orange Bank for 27 million euros.

Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of net finance costs and other comprehensive income on financial assets and liabilities

	Finance costs, net						Other
							compre-
							hensive
							income
(in millions of euros)	Cost of gross	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	financial debt (1)	(losses) on	financial	exchange	financial	costs, net
		assets	debt	gains	expenses
		contributing		(losses)
		to net
		financial debt
June 30, 2023
Financial assets	—	130	130	21	21		3
Financial liabilities	(563)	—	(563)	(17)	—		—
Lease liabilities	—	—	—	—	(116)		—
Derivatives	29	—	29	(37)	—		(286)
Discounting expense	—	—	—	—	(60)		—
Total	(534)	130	(404)	(32)	(156)	(592)	(283)
June 30, 2022
Financial assets	—	(9)	(9)	17	59		(32)
Financial liabilities	(497)	—	(497)	(378)	—		—
Lease liabilities	—	—	—	—	(61)		—
Derivatives	199	—	199	321	—		488
Discounting expense	—	—	—	—	(24)		—
Total	(298)	(9)	(307)	(40)	(26)	(373)	456

(1)Includes interest on debts related to financed assets of (6) million euros at June 30, 2023 and (1) million euros at June 30, 2022.

Schedule of net financial debt

(in millions of euros)	June 30, 2023	December 31, 2022
TDIRA (1)	641	638
Bonds	29,388	29,943
Bank loans and from development organizations and multilateral lending institutions	3,963	3,309
Debt relating to financed assets	390	316
Cash collateral received	811	1,072
NEU Commercial Paper (2)	1,615	1,004
Bank overdrafts	255	250
Other financial liabilities (3)	383	105
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,446	36,638
Current and non-current derivatives (liabilities) (4)	357	386
Current and non-current derivatives (assets) (4)	(1,163)	(1,455)
Other comprehensive income components related to unmatured hedging instruments	(142)	114
Gross financial debt after derivatives (a)	36,498	35,684
Cash collateral paid (5)	(28)	(38)
Investments at fair value (6)	(3,306)	(4,500)
Cash equivalents	(3,430)	(3,178)
Cash	(2,460)	(2,668)
Other financial assets	—	(2)
Assets included in the calculation of net financial debt (b)	(9,224)	(10,386)
Net financial debt (a) + (b)	27,274	25,298

(1)	Perpetual securities redeemable in shares.
(2)	Negotiable European Commercial Papers (formerly called “commercial papers”).
(3)	Includes the financial liability of 279 million euros relating to the purchase option granted by Orange to Nethys (see Note 3.2.).
(4)	At June 30, 2023, the foreign exchange effect of the cross currency swaps hedging foreign exchange risk on gross debt notional is an unrealized gain of 742 million euros.
(5)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(6)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.